UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21494

        Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Floating Rate Income Fund (JFR) October 31, 2005

		Weighted Average Coupon
Principal Amount (000)			Stated Maturity*

				Ratings**

	Description(1)			Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 132.5% (82.1% of total investments)
	Aerospace & Defense - 1.4% (0.8% of total investments)
$5,985	Mid-Western Aircraft Systems Inc., Term Loan B	6.409%	6/10/11	B1	BB-	$6,069,538
2,437	Vought Aircraft Industries, Inc., Term Loan	6.590%	12/22/11	Ba3	B+	2,464,943
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	6.364%	12/22/10	Ba3	B+	552,358

						9,086,839

	Airlines - 1.8% (1.1% of total investments)
11,850	United Air Lines, Inc., DIP Term Loan (Tranche B) (a)	7.960%	3/31/06	N/R	N/R	11,994,544

	Auto Components - 4.7% (2.9% of total investments)
5,468	Accuride Corporation, Term Loan	6.177%	1/31/10	B1	B+	5,510,331
17,662	Federal-Mogul Corporation, Term Loan A (a)	6.330%	2/24/04	N/R	N/R	16,637,233
2,000	Federal-Mogul Corporation, Term Loan B (a)	6.580%	2/24/05	N/R	N/R	1,886,459
6,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.060%	4/30/10	B2	B+	6,059,373
1,000	Goodyear Tire & Rubber Company, Term Loan	3.764%	4/30/10	B2	BB	1,008,929

						31,102,325

	Beverages - 1.7% (1.0% of total investments)
2,348	Constellation Brands, Inc., Term Loan	5.659%	11/30/11	Ba2	BB	2,376,660
8,685	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	6.158%	12/19/10	N/R	N/R	8,818,148

						11,194,808

	Building Products - 5.2% (3.2% of total investments)
14,850	Nortek, Inc., Term Loan B	5.915%	8/27/11	B2	B	15,024,488
4,434	PP Holding Corporation, Term Loan	6.340%	11/12/11	B1	B	4,444,437
7,456	Stile Acquisition Corporation, Canadian Term Loan	5.666%	3/21/13	B2	BB-	7,437,084
7,469	Stile Acquisition Corporation, Term Loan B	6.203%	5/13/11	B2	BB-	7,449,753

						34,355,762

	Chemicals - 7.9% (4.9% of total investments)
7,648	Celanese Holdings LLC, Term Loan C	6.313%	4/06/11	B1	B+	7,768,528
1,383	Headwaters Incorporated, Term Loan B	6.430%	4/30/11	B1	B+	1,400,355
12,807	Hercules Incorporated, Term Loan	5.856%	10/08/10	Ba1	BB	12,970,764
9,342	Huntsman International LLC, Term Loan	5.720%	8/16/12	Ba3	BB-	9,402,856
7,900	Lyondell-Citgo Refining LP, Term Loan	5.510%	5/21/07	B1	N/R	8,018,500
12,935	Rockwood Specialties Group, Inc., Tranche D	6.466%	7/30/12	B1	B+	13,157,320

						52,718,323

	Commercial Services & Supplies - 4.6% (2.8% of total investments)
4,321	Allied Waste North America, Inc., Letter of Credit	6.030%	3/21/12	B1	BB	4,349,723
11,436	Allied Waste North America, Inc., Term Loan B	6.038%	3/12/21	B1	BB	11,511,687
6,913	National Equipment Services, Inc., Term Loan	9.710%	8/17/10	B3	B	7,080,992
5,500	Williams Scotsman, Inc., Term Loan B	6.661%	6/28/10	B2	BB	5,572,188
1,995	Xerium Technologies Inc., Term Loan B	6.020%	5/18/12	B1	BB-	2,023,052

						30,537,642

	Containers & Packaging - 6.3% (3.9% of total investments)
5,816	BWAY Corporation, Term Loan B	6.313%	1/30/11	B1	B+	5,902,834
17,865	Graham Packaging Company, L.P., Term Loan B	6.555%	10/07/11	B2	B	18,110,653
5,000	Graham Packaging Company, L.P., Term Loan C	8.250%	3/15/12	B2	CCC+	5,100,000
2,176	Owens-Illinois Group, Inc., Term Loan B	5.780%	4/01/08	N/R	N/R	2,196,917
699	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	707,591
5,542	Smurfit-Stone Container Corporation, Term Loan B	5.722%	11/01/11	Ba3	BB-	5,612,518
1,705	Smurfit-Stone Container Corporation, Term Loan C	5.875%	11/01/11	Ba3	BB-	1,726,929
2,446	United States Can Company, Term Loan B	7.650%	1/15/10	B3	B	2,458,605

						41,816,047

	Diversified Financial Services - 0.6% (0.4% of total investments)
4,000	EPCO Holdings, Term Loan B	6.421%	8/18/10	Ba3	B+	4,057,142

	Diversified Telecommunication Services - 2.8% (1.7% of total investments)
5,500	Fairpoint Communications, Inc., Term Loan	5.813%	2/15/12	B1	BB-	5,562,563
3,970	Intelsat, Ltd., Term Loan B	5.813%	7/06/11	B1	B	4,011,355
2,000	Madison River Capital LLC, Term Loan	6.590%	7/29/12	B1	B+	2,029,583
5,500	Qwest Corporation, Term Loan B	6.950%	6/30/10	Ba3	BB	5,512,031
1,450	Valor Telecommunications Enterprises, LLC, Term Loan	5.797%	2/14/12	Ba3	BB-	1,469,679

						18,585,211

	Electric Utilities - 2.4% (1.5% of total investments)
7,943	Allegheny Energy Supply Company, LLC, Term Loan C	5.788%	3/08/11	Ba2	BB	8,038,559
7,362	Calpine Construction Finance Company, L.P., Term Loan B	9.860%	8/31/09	N/R	B	7,780,647

						15,819,206

	Electrical Equipment - 1.2% (0.8% of total investments)
8,000	Mueller Group, Inc., Term Loan	6.401%	10/02/12	B2	B+	8,116,428

	Food & Staples Retailing - 1.7% (1.0% of total investments)
10,850	The Jean Coutu Group, Inc., Term Loan B	6.500%	7/30/11	B1	BB-	10,984,982

	Food Products - 0.8% (0.5% of total investments)
5,000	Dole Holding Company, LLC, Term Loan	9.438%	7/22/10	B3	BB	5,156,250

	Healthcare Equipment & Supplies - 0.8% (0.5% of total investments)
5,447	Kinetic Concepts, Inc., Term Loan B-2	5.780%	8/11/10	Ba3	BB	5,512,864

	Healthcare Providers & Services - 8.3% (5.1% of total investments)
4,912	Beverly Enterprises, Inc., Term Loan B	6.477%	10/22/08	Ba3	BB	4,929,198
14,804	Davita Inc., Term Loan B	6.379%	7/01/12	B1	BB-	15,040,370
13,824	IASIS Healthcare LLC, Term Loan B	6.304%	6/22/11	B1	B+	14,029,510
4,000	LifeCare, Term Loan B (b)	TBD	TBD	B2	B	3,782,500
1,079	Lifepoint Hospitals Holdings, Inc., Term Loan B	5.435%	9/30/11	Ba3	BB	1,086,916
2,985	Select Medical Corporation, Term Loan	5.571%	2/24/12	B1	BB-	2,990,389
12,933	Vanguard Health Holding Company I, LLC, Term Loan	6.211%	9/23/11	B2	B	13,118,405

						54,977,288

	Hotels, Restaurants & Leisure - 10.0% (6.2% of total investments)
8,000	24 Hour Fitness Worldwide, Inc., Term Loan B	6.780%	6/08/12	B2	B	8,135,000
1,082	Ameristar Casinos, Inc., Incremental Term Loan	6.063%	12/20/06	Ba3	BB+	1,088,365
3,091	Ameristar Casinos, Inc., Term Loan B-1	6.063%	12/20/06	Ba3	BB+	3,110,022
5,925	Boyd Gaming Corporation, Term Loan B	5.610%	6/30/11	Ba2	BB	6,002,766
2,955	Jack in the Box Inc., Term Loan	5.569%	1/09/10	Ba2	BB	2,983,513
14,481	OpBiz, LLC, Term Loan A	5.305%	8/31/10	B3	B-	14,487,349
36	OpBiz, LLC, Term Loan B (PIK)	8.055%	8/31/10	B3	B-	36,068
10,000	Penn National Gaming Inc., Term Loan B	6.082%	5/26/12	Ba3	BB-	10,137,505
9,925	Universal City Development Partners, LTD, Term Loan	6.005%	6/09/11	Ba3	BB-	10,063,538
1,709	Venetian Casino Resort, LLC, Delayed Draw Term Loan	5.770%	6/15/11	B1	BB-	1,725,562
8,291	Venetian Casino Resort, LLC, Term Loan	5.770%	6/15/11	B1	BB-	8,368,973

						66,138,661

	Household Durables - 2.4% (1.5% of total investments)
16,009	Sealy Mattress Company, Term Loan D	5.731%	4/06/12	B1	B+	16,174,440

	Household Products - 1.5% (0.9% of total investments)
9,975	Prestige Brands, Inc., Term Loan B	6.316%	4/06/11	B1	B+	10,112,452

	Independent Power Producers & Energy Traders - 0.5% (0.3% of total investments)
1,659	Covanta Energy Corporation, Letter of Credit	3.863%	1/22/07	B1	B+	1,682,378
1,338	Covanta Energy Corporation, Term Loan B	6.961%	5/23/12	B1	B+	1,357,345

						3,039,723

	Industrial Conglomerates - 0.2% (0.1% of total investments)
1,000	Walter Industries, Term Loan B	6.040%	10/02/12	Ba3	B+	1,013,750

	Insurance - 2.4% (1.5% of total investments)
15,687	Conseco, Inc., Term Loan	5.970%	6/22/10	B2	BB-	15,893,290

	IT Services - 5.7% (3.5% of total investments)
19,558	Fidelity National, Term Loan B	5.685%	3/09/13	Ba3	BB	19,648,046
17,955	SunGard Data Systems Inc., Term Loan B (c)	TBD	TBD	B1	B+	18,133,527

						37,781,573

	Leisure Equipment & Products - 0.2% (0.2% of total investments)
1,000	Mega Bloks, Term Loan B	5.885%	9/30/10	Ba3	BB-	1,013,438

	Machinery - 0.6% (0.4% of total investments)
1,649	Dresser-Rand Group Inc., Term Loan	6.047%	10/10/10	B1	B+	1,676,906
2,238	Terex Corporation, Term Loan B	6.415%	7/03/09	B2	BB-	2,270,060

						3,946,966

	Marine - 0.8% (0.5% of total investments)
4,938	Horizon Lines, LLC, Term Loan	6.270%	7/11/11	B2	B	5,014,648

	Media - 30.3% (18.8% of total investments)
1,924	American Media Operations, Inc., Term Loan C	6.813%	4/01/07	B1	B	1,947,242
17,000	Century Cable Holdings, LLC, Discretionary Term Loan (a)	8.750%	12/31/09	N/R	N/R	16,853,375
7,000	Century Cable Holdings, LLC, Revolver (a)	7.750%	10/25/10	N/R	N/R	6,886,250
2,000	Century Cable Holdings, LLC, Term Loan (a)	8.750%	6/30/09	N/R	N/R	1,984,107
11,985	Charter Communications Operating, LLC, Term Loan A	7.250%	4/27/10	B2	B	11,983,104
9,863	Charter Communications Operating, LLC, Term Loan B	7.500%	4/07/11	B2	B	9,900,133
2,242	Dex Media East, LLC, Term Loan B	5.781%	11/10/08	Ba2	BB	2,255,482
8,925	Dex Media West, LLC, Term Loan B	5.734%	3/09/10	Ba2	BB	8,978,616
4,667	DirecTV Group, Term Loan B	5.428%	4/08/13	Ba1	BB	4,713,333
15,873	Emmis Operating Company, Term Loan	5.720%	11/10/11	Ba2	B+	16,002,494
1,000	Entravision Communications Corporation, Term Loan B	5.550%	3/21/13	Ba3	B+	1,008,751
11,620	Loews Cineplex Entertainment Corporation, Term Loan B	6.171%	6/30/11	B1	B	11,696,296
25,000	Metro-Goldwyn-Mayer Studios, Inc, Term Loan B	6.270%	4/12/12	N/R	N/R	25,242,188
16,849	Panamsat Corporation, Term Loan B-1	6.107%	8/20/11	Ba3	BB+	17,086,342
6,500	PRIMEDIA Inc., Term Loan (b)	TBD	TBD	N/R	B	6,372,031
4,337	R.H. Donnelley Inc., Tranche D	5.696%	6/30/11	Ba3	BB	4,371,351
4,975	Rainbow Media Holdings LLC, Term Loan	6.438%	3/31/12	B1	BB+	5,026,305
16,521	Regal Cinemas Corporation, Term Loan	6.020%	11/10/10	Ba3	BB-	16,713,482
995	Spanish Broadcasting System Inc., Term Loan B	6.030%	6/10/10	B1	B+	1,009,925
11,000	UPC Financing Partnership, Term Loan H2	6.804%	9/30/12	B1	B	11,107,135
20,673	WMG Acquisition Corp., Term Loan	5.847%	2/27/11	B1	B+	20,907,636

						202,045,578

	Metals & Mining - 3.1% (1.9% of total investments)
7,322	Amsted Industries Incorporated, Term Loan B	6.623%	10/15/10	B1	BB-	7,425,921
12,814	Foundation PA Coal Company, Term Loan B	5.852%	7/30/11	Ba3	BB-	13,042,525

						20,468,446

	Multiline Retail - 1.5% (0.9% of total investments)
10,000	Neiman Marcus, Term Loan	6.475%	3/28/13	B1	B+	10,065,000

	Multi-Utilities - 2.4% (1.5% of total investments)
2,188	NRG Energy, Inc., Credit-Linked Deposit	3.920%	12/24/11	Ba3	BB	2,202,994
2,791	NRG Energy, Inc., Term Loan	5.895%	12/20/11	Ba3	BB	2,811,178
10,918	Reliant Energy, Inc., Term Loan	6.112%	4/30/10	B1	B+	10,965,264

						15,979,436

	Oil, Gas & Consumable Fuels - 2.7% (1.7% of total investments)
800	Coffeyville Resources LLC, Letter of Credit	6.563%	6/24/12	B1	BB-	814,000
1,197	Coffeyville Resources LLC, Term Loan B	6.566%	6/24/12	B1	BB-	1,217,948
4,000	Complete Productions Services, Term Loan	6.720%	8/18/12	B2	B	4,040,834
1,875	El Paso Corporation, Deposit-Funded Commitment	3.764%	11/23/09	B3	B	1,888,932
8,979	El Paso Corporation, Term Loan	6.813%	11/23/09	B3	B	9,056,942
998	Kerr McGee, Term Loan B	6.510%	5/24/11	Ba3	BB+	1,002,113

						18,020,769

	Paper & Forest Products - 1.3% (0.8% of total investments)
4,716	Boise Cascade Holdings, L.L.C., Term Loan D	6.790%	3/29/11	Ba3	BB	4,786,964
2,993	NewPage Corporation, Term Loan B	6.788%	5/22/11	B1	B	3,022,425
1,000	White Birch Paper Company, Second Lien Term Loan	10.909%	3/31/13	B3	B-	1,017,500

						8,826,889

	Pharmaceuticals - 1.7% (1.1% of total investments)
4,975	Talecris Biotherapeutics, Term Loan B	7.090%	3/31/10	N/R	N/R	4,987,438
169	Warner Chilcott, Dovobet Delayed Draw Term Loan (d)	1.375%	1/18/12	B2	B	993
845	Warner Chilcott, Dovonex Delayed Draw Term Loan (d)	1.375%	1/18/12	B2	B	4,962
4,065	Warner Chilcott, Tranche B	6.611%	1/18/12	B2	B	4,085,332
1,638	Warner Chilcott, Tranche C	6.770%	1/18/12	B2	B	1,646,189
757	Warner Chilcott, Tranche D	6.770%	1/18/12	B2	B	760,493

						11,485,407

	Real Estate - 10.0% (6.2% of total investments)
20,651	General Growth Properties, Inc., Term Loan B	6.090%	11/12/08	Ba2	BB+	20,902,724
2,812	Lion Gables, Term Loan	5.630%	9/30/06	NR	BB+	2,827,220
21,559	LNR Property Corp., Term Loan	6.731%	2/03/08	B2	B+	21,734,510
2,000	LNR Property Corp., Mezzanine Term Loan B	8.977%	2/03/08	B2	B+	2,010,625
11,428	Macerich Company, Incremental Term Loan	5.663%	4/25/10	N/R	N/R	11,449,119
8,000	Macerich Company, Term Loan	5.625%	4/25/10	N/R	N/R	8,060,000

						66,984,198

	Specialty Retail - 0.6% (0.4% of total investments)
2,993	Movie Gallery Inc., Term Loan B	7.830%	4/01/11	B2	B	2,932,961
1,000	TravelCenters of America Inc., Term Loan	5.710%	6/30/11	B1	BB	1,011,875

						3,944,836

	Textiles, Apparel & Luxury Goods - 0.7% (0.5% of total investments)
4,750	Jostens IH Corp., Term Loan C	5.943%	7/29/10	B1	B+	4,829,415

	Trading Companies & Distributors - 1.7% (1.1% of total investments)
3,000	Ashtead Group Public Limited Company, Term Loan	6.063%	11/12/09	N/R	BB	3,032,499
7,906	United Rentals, Term Loan B (c)	TBD	TBD	B2	BB	7,984,111
334	United Rentals, Tranche B	2.250%	2/14/12	B2	BB	336,982

						11,353,592

	Total Variable Rate Senior Loan Interests (cost $873,252,501)					880,148,168

Principal			Stated Maturity
				Ratings**

Amount (000)	Description(1)	Coupon		Moody's	S&P	Value

	CORPORATE BONDS - 23.3% (14.4% of total investments)
	Containers & Packaging - 0.8% (0.5% of total investments)
$1,500	Owens-Illinois Group, Inc.	8.100%	5/15/07	N/R	N/R	1,530,000
3,795	Smurfit Capital Funding Corporation	6.750%	11/20/05	B1	BB-	3,790,256

						5,320,256

	Diversified Telecommunication Services - 0.8% (0.5% of total investments)
5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR, 144A	7.510%	6/15/13	Ba3	BB-	5,300,000

	Energy Equipment & Services - 0.8% (0.5% of total investments)
5,000	Williams Companies, Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	6.260%	10/01/10	B1	B+	5,050,000

	Food Products - 0.5% (0.3% of total investments)
1,528	Dole Foods Co	8.625%	5/01/09	B2	B+	1,587,210
1,780	Dole Foods Co	8.875%	3/15/11	B2	B+	1,851,200

						3,438,410

	Hotels, Restaurants & Leisure - 9.7% (6.0% of total investments)
9,505	Aztar Corporation	9.000%	8/15/11	Ba3	B+	10,099,063
12,330	Harrahs Entertainment	7.875%	12/15/05	Ba1	BB+	12,407,063
2,000	MGM Grand	7.250%	10/15/06	Ba1	BB+	2,035,000
5,425	MGM Mirage	9.750%	6/01/07	Ba2	BB-	5,723,375
7,900	Mohegan Tribal Gaming	8.000%	4/01/12	Ba1	BB	8,265,375
11,197	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	11,252,985
2,000	Park Place Entertainment	8.500%	11/15/06	Ba1	BB+	2,065,678
12,074	Park Place Entertainment	9.375%	2/15/07	Ba2	BB-	12,619,420

						64,467,959

	Household Durables - 3.1% (1.9% of total investments)
5,000	Beazer Homes USA	8.375%	4/15/12	Ba1	BB	5,131,250
2,000	K. Hovnanian Enterprises	10.500%	10/01/07	Ba2	BB	2,175,000
8,000	K. Hovnanian Enterprises	8.000%	4/01/12	Ba2	BB	8,280,000
5,000	KB Home	7.750%	2/01/10	Ba2	BB-	5,143,514

						20,729,764

	Machinery - 2.1% (1.3% of total investments)
13,400	Navistar International, Series B	9.375%	6/01/06	Ba3	BB-	13,701,500

	Media - 3.4% (2.1% of total investments)
10,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR	8.966%	4/01/09	B3	B+	10,275,000
7,500	Emmis Operating Company, Floating Rate Note, 5.875% plus three-month LIBOR, 144A	10.135%	6/15/12	B3	B-	7,556,250
5,000	Loews Cineplex Entertainment Corporation	9.000%	8/01/14	B3	CCC+	4,837,500

						22,668,750

	Oil, Gas & Consumable Fuels - 0.6% (0.4% of total investments)
4,000	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	4,180,000

	Paper & Forest Products - 1.5% (0.9% of total investments)
5,000	Georgia Pacific	8.125%	5/15/11	Ba3	BB+	5,450,000
4,000	Georgia Pacific	9.375%	2/01/13	Ba2	BB+	4,430,000

						9,880,000

	Total Corporate Bonds (cost $157,038,537)					154,736,639

Shares (000)	Description(1)					Value

	WARRANTS - 0.0% (0.0% of total investments)
	Multi-Utilities - 0.0% (0.0% of total investments)
36	Reliant Energy, Inc.					296,543

	Total Warrants (cost $257,912)					296,543

Principal Amount (000)
	Description(1)					Value

	REPURCHASE AGREEMENTS - 5.7% (3.5% of total investments)
	State Street Bank, 3.730%, dated 10/31/05, due 11/01/05, repurchase price $37,545,413
$37,542	collateralized by $27,580,000 U.S. Treasury Bonds, 8.000%, due 11/15/21, value $38,297,974					37,541,523

	Total Repurchase Agreements (cost $37,541,523)					37,541,523

	Total Investments (cost $1,068,090,473) - 161.5%					1,072,722,873

	Other Assets Less Liabilities - (1.3)%					(8,527,725)

	Preferred Shares, at Liquidation Value (60.2)%					(400,000,000)

	Net Assets Applicable to Common Shares - 100%					$664,195,148

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)		Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

*		Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated
maturities shown.
**		Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(a)		At or subsequent to October 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.
(b)		Investment purchased on a when-issued or delayed delivery basis.
(c)		Portion of investment purchased on a when-issued or delayed delivery basis.
(d)		Position represents an unfunded loan commitment outstanding at October 31, 2005. The Fund had unfunded loan commitments of $1,013,600 at October 31, 2005.
144	A	Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD		Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement.
At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
(PIK)		In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.
N/R		Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization.

At October 31, 2005, the cost of investments was $1,072,806,015.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$7,424,766
Depreciation	(7,507,908)

Net unrealized appreciation (depreciation) of investments	$(83,142)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Floating Rate Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.